Label	Element	Value
Brookfield Global Listed Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001520738_SupplementTextBlock
BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Real Assets Securities Fund

Brookfield U.S. Listed Real Estate Fund

Supplement dated June 22, 2015, to the Trust’s Prospectus for Class A, Class C, and Class Y

(the “Class ACY Prospectus”) and the Trust’s Prospectus for Class I (the “Class I

Prospectus”), each dated April 30, 2015

Risk/Return [Heading]	rr_RiskReturnHeading	Brookfield Global Listed Infrastructure Fund
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Effective immediately, with respect to the Brookfield Global Listed Infrastructure Fund and the Brookfield Global Listed Real Estate Fund, the following is inserted in the section titled “Principal Risks” after the fourth paragraph on page 4 and the third paragraph on page 12 of the Class ACY Prospectus and after the third paragraph on page 4 and the third paragraph on page 12 of the Class I Prospectus:

“Adviser Investment Risk.  The Adviser and its affiliates (each, an “Adviser Investor”) may from time to time own a significant amount of the Fund’s shares (an “Adviser Investment”).  An Advisor Investor may make an Adviser Investment to enable the Fund to reach critical mass or because the Adviser Investor has capital to invest and wants exposure to the Fund’s investment strategy or for other reasons.  If an Adviser Investment is substantial relative to the Fund’s overall asset size, a partial or complete redemption of the Adviser Investment, which may occur at any time, including at the time of other inflows or outflows, may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund.  The Adviser Investor reserves the right to redeem its Adviser Investment at any time in accordance with applicable law in its sole and absolute discretion.”

Effective immediately, the following is inserted in the section titled “Principal Risks” after the seventh paragraph on page 6, eighth paragraph on page 14, fourth paragraph on page 24 and seventh paragraph on page 31 of the Class ACY Prospectus and after the sixth paragraph on page 6, tenth paragraph on page 14, fourth paragraph on page 24 and seventh paragraph on page 31 of the Class I Prospectus:

“Return of Capital Risk.  The Fund expects to make quarterly distributions at a level percentage rate regardless of its quarterly performance. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis to that extent.”

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please contact the Fund at 1-855-244-4859 if you have any questions. Please retain this Supplement with your Prospectus for reference.